STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 7 - STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2014: no dividend yield, expected volatility, based on the Company's historical volatility, 96% to 109%, risk-free interest rate 1.46% to 2.08% and expected option life of 5 to 7.25 years.

As of June 30, 2014, there was $577,277 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through May 2017.

The following tables summarize all stock option and warrant activity of the Company during the three months ended June 30, 2014:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16

Granted	3,710,400	$0.72 - $1.25	$1.05
Expired	(10,000)	$1.25	$1.25
Forfeited	(102,500)	$0.925 - $1.03	$0.93
Exercised	(449,000)	$0.25 - $0.345	$0.34

Outstanding, June 30, 2014	10,294,900	$0.63 - $1.75	$1.15

Exercisable, June 30, 2014	9,361,775	$0.63 - $1.75	$1.18

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at June 30, 2014	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.75	9,361,775	3.73 Years	$ 1.18

NOTE 8 - STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2013 and 2012: no dividend yield in both years, expected volatility, based on the Company's historical volatility, 107% to 113% in 2013 and between 77% and 217% in 2012, risk-free interest rate between 0.94% to 1.86% in 2013 and between 0.13% and 2.26% in 2012 and expected option life of 3 to 10 years in 2013 and 2 to 10 years in 2012.

As of December 31, 2013, there was $384,591 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through October 2016.

The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2013 and 2012:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
	Number of	Exercise	Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$1.02

Granted	1,210,000	$0.90 - $1.69	$1.19
Expired	(25,000)	$1.25	$1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	560,000	$0.84 - $1.16	$0.96
Expired	(1,971,650)	$0.73 - $1.25	$1.02
Forfeited	(120,000)	$0.93 - $1.03	$0.99
Exercised	(95,850)	$0.345 - $1.25	$0.76

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16

Exercisable, December 31, 2013	6,529,123	$0.25 - $1.75	$1.18

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2013	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	6,529,123	2.82	$1.18